LEGG MASON GLOBAL ASSET MANAGEMENT TRUST
SUPPLEMENT DATED MAY 12, 2014
TO THE SUMMARY PROSPECTUS AND PROSPECTUS OF
LEGG MASON BATTERYMARCH INTERNATIONAL EQUITY TRUST,
EACH DATED MAY 1, 2014

The following announces changes to the name of the fund’s subadviser, the name of the fund and the fund’s portfolio managers. It also revises the fund’s disclosure to incorporate new aspects of the subadviser’s investment process.

Effective June 30, 2014, the following supplements, and to the extent inconsistent therewith supersedes, the information contained in the fund’s Summary Prospectus and Prospectus:

The name of the fund will change from Legg Mason Batterymarch International Equity Trust to QS Batterymarch International Equity Fund.

The name of the fund’s subadviser will change from Batterymarch Financial Management, Inc. to QS Batterymarch Financial Management, Inc.

Effective June 16, 2014, the first four paragraphs of the section of the Summary Prospectus and Prospectus titled “Principal investment strategies” are replaced with the following text:

Batterymarch Financial Management, Inc., the fund’s subadviser, currently intends to invest substantially all of the fund’s assets in non-U.S. equity securities.

The subadviser uses a quantitative process and seeks to add value through stock selection and region, country and sector allocation. Region, country and sector allocations are based on rankings generated by the subadviser’s proprietary models. The subadviser periodically reviews these allocations and may adjust them based on current or anticipated market conditions or in an effort to manage risk consistent with the fund’s investment objective.

The fund may invest up to 35% of its total assets in securities of emerging market issuers.